Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Other Non-Current Assets [Abstract]
Prepayment of projects	$ 28,413,048	$ 13,944,055
Prepayments of land leases	545,505	159,139
Deposit	59,333	64,227
Total	$ 29,017,886	$ 14,167,421